Risk Management_Cash flow of derivative financial liabilities by maturities (Details) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	₩ 65,157,000,000	₩ 7,202,000,000
Fair value risk hedge	25,000,000
Trading purpose	6,460,472,000,000	2,843,195,000,000
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	2,655,000,000	1,839,000,000
Fair value risk hedge	255,000,000
Trading purpose	6,460,472,000,000	2,843,195,000,000
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	6,004,000,000	(341,000,000)
Fair value risk hedge	(302,000,000)
Trading purpose	0	0
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	515,000,000	(298,000,000)
Fair value risk hedge	233,000,000
Trading purpose	0	0
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	239,000,000	(247,000,000)
Fair value risk hedge	(287,000,000)
Trading purpose	0	0
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	55,744,000,000	6,249,000,000
Fair value risk hedge	126,000,000
Trading purpose	0	0
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Cash flow risk hedge	0	0
Fair value risk hedge	0
Trading purpose	₩ 0	₩ 0